UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

1-877-721-1926

Date of fiscal year end: April 30

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

INCOME TRUST

LEGG MASON WESTERN ASSET

OREGON MUNICIPALS FUND

FORM N-Q

JANUARY 31, 2011

LEGG MASON WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited)	January 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.7%
Education - 16.4%
Oregon Health & Sciences University Revenue	5.750%	7/1/39	$4,900,000	$4,932,144
Oregon State Facilities Authority Revenue:
Linfield College Project	5.000%	10/1/25	500,000	502,030
Refunding, Willamette University Project	5.000%	10/1/16	510,000	548,954
Senior College in Student Housing Project A, XLCA	5.250%	7/1/25	1,210,000	1,016,364
University Portland Projects	5.000%	4/1/32	3,545,000	3,270,546
Willamette University Project	5.000%	10/1/27	3,700,000	3,466,419
Rogue Community College District Oregon, GO, Refunding, NATL-School Board Guaranty	5.000%	6/15/25	1,000,000	1,030,760
University of the Virgin Islands, Refunding & Improvement, Bonds, ACA	6.250%	12/1/29	500,000	471,995

Total Education				15,239,212

Health Care - 22.9%
Clackamas County, OR, Hospital Facility Authority Revenue:
Gross-Willamette Falls Hospital Project, RADIAN	5.500%	4/1/22	500,000	478,260
Legacy Health System	5.000%	7/15/14	1,000,000	1,076,980	(a)
Legacy Health System	5.750%	5/1/16	500,000	507,870
Legacy Health System	5.250%	5/1/21	1,000,000	1,000,150
Williamette Falls Hospital Project	6.000%	4/1/19	1,000,000	1,005,910
Deschutes County, OR, Hospital Facilities Authority Hospital Revenue, Cascade Healthcare, AMBAC	5.375%	1/1/35	4,300,000	4,075,583
Hillsboro Hospital Facility Authority Revenue, Tuality Healthcare Project, Radian	5.375%	10/1/31	1,000,000	888,560
Klamath Falls, OR, Inter Community Hospital Authority Revenue, Unrefunded Balance, Merle West Medical Center	6.250%	9/1/31	375,000	322,365
Multnomah County, OR, Hospital Facilities Authority Revenue:
Adventist Health	5.125%	9/1/40	3,500,000	3,237,185
Providence Health Systems	5.250%	10/1/24	500,000	514,025
Oregon State Facilities Authority Revenue, Peacehealth	5.000%	11/1/39	5,000,000	4,484,550
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Ryder Memorial Hospital Project	6.700%	5/1/24	1,000,000	1,003,490
Umatilla County, OR, Hospital Facility Authority Revenue:
Catholic Health Initiatives	5.750%	12/1/20	535,000	538,734
Catholic Health Initiatives	5.500%	3/1/22	215,000	217,567
Catholic Health Initiatives	5.000%	5/1/22	1,000,000	1,013,360
Catholic Health Initiatives	5.000%	5/1/32	1,065,000	997,490

Total Health Care				21,362,079

Housing - 5.4%
MFH Revenue Bond Pass-Through Certificates Beneficial Ownership, Pacific Tower Apartments	6.050%	11/1/34	260,000	229,390	(b)
Oregon State Housing & Community Services Department, Mortgage Revenue:
Single-Family Mortgage	5.400%	7/1/27	1,935,000	1,893,707	(b)
Single-Family Mortgage Program	5.050%	7/1/26	3,000,000	2,849,880	(b)
Virgin Islands HFA, Single-Family Mortgage Revenue, GNMA Mortgage-Backed Securities Program, GNMA-Collateralized	6.450%	3/1/16	40,000	40,023	(b)

Total Housing				5,013,000

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 7.6%
Oregon State Bond Bank Revenue, Economic & Community Development Department, NATL	5.500%	1/1/26	$125,000	$125,313
Port Morrow, OR, PCR, Portland General Electric Co.	5.000%	5/1/33	2,500,000	2,338,725	(c)
Portland, OR, Economic Development Revenue, Broadway Housing LLC Project	6.500%	4/1/35	3,000,000	3,204,570
Puerto Rico Commonwealth Government Development Bank, NATL	4.750%	12/1/15	1,000,000	1,010,210
Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc.	6.250%	6/1/26	500,000	418,395	(b)

Total Industrial Revenue				7,097,213

Leasing - 2.4%
Oregon State Department of Administrative Services:
AGM	5.000%	5/1/30	1,000,000	964,000
COP	5.000%	5/1/29	1,300,000	1,280,032

Total Leasing				2,244,032

Local General Obligation - 0.6%
Jefferson County GO, School District No. 509J, NATL/FGIC-School Board Guaranty	5.250%	6/15/16	500,000	527,780

Other - 1.7%
Oregon State Department of Administrative Services Lottery Revenue, AGM	5.000%	4/1/19	500,000	526,985
Portland, OR, Urban Renewal & Redevelopment, AMBAC	5.000%	6/15/18	1,000,000	1,084,460

Total Other				1,611,445

Power - 3.3%
Puerto Rico Electric Power Authority, Power Revenue	5.375%	7/1/22	3,000,000	3,046,530

Pre-Refunded/Escrowed to Maturity - 11.5%
Clackamas County GO, Lake Oswego School District No. 7J, NATL	5.000%	6/1/26	500,000	507,605	(d)
Deschutes County GO, Administrative School District No. 1, AGM-School Board Guaranty	5.500%	6/15/18	300,000	305,655	(d)
Klamath Falls, OR, Inter Community Hospital Authority Revenue, Merle West Medical Center	6.250%	9/1/31	625,000	685,512	(d)
Lane County GO, Eugene School District No. 4J, AGM	5.000%	7/1/17	2,000,000	2,123,460	(d)
Oregon State Department of Transportation Highway User Tax Revenue	5.500%	11/15/18	1,000,000	1,085,840	(d)
Oregon State Department of Transportation Highway User Tax Revenue	5.500%	11/15/20	1,000,000	1,085,840	(d)
Oregon State Facilities Authority Revenue, NATL/FGIC	5.000%	10/1/34	1,240,000	1,388,531	(d)
Tillamook County GO, School District No. 9, AGM-School Board Guaranty	5.250%	6/15/22	500,000	531,595	(d)
Umatilla County Hospital Facility Authority Revenue, Catholic Health Initiatives	5.500%	3/1/22	285,000	300,176	(d)
Umatilla County, OR, Hospital Facility Authority Revenue, Catholic Health Initiatives	5.000%	5/1/32	935,000	1,048,032	(d)
Washington County GO, Forest Grove School District No. 15, AGM-School Board Guaranty	5.000%	6/15/21	500,000	508,510	(d)
Yamhill County Hospital Authority, Friendsview Retirement Community	7.000%	12/1/34	1,000,000	1,161,580	(d)

Total Pre-Refunded/Escrowed to Maturity				10,732,336

Special Tax Obligation - 11.0%
Keizer, OR	5.200%	6/1/31	1,815,000	1,763,853
Oregon State Department of Administrative Services:

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Lottery Revenue	5.000%	4/1/28	$1,000,000	$1,020,760
Lottery Revenue	5.000%	4/1/29	1,750,000	1,775,655
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	2,000,000	1,798,900
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/42	2,000,000	1,994,380
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	2,000,000	1,868,160

Total Special Tax Obligation				10,221,708

State General Obligation - 2.6%
Oregon State GO, State Board of Higher Education	5.000%	8/1/31	2,380,000	2,421,126

Transportation - 2.7%
Oregon State Department of Transportation, Highway User Tax Revenue, Refunding Senior Lien	5.000%	11/15/19	1,400,000	1,566,082
Port of Portland Airport Revenue, Portland International Airport, AMBAC	5.500%	7/1/18	1,000,000	1,001,320	(b)

Total Transportation				2,567,402

Water & Sewer - 9.6%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Assured Guaranty	5.125%	7/1/47	3,250,000	3,015,805
Lane County, OR, Metropolitan Wastewater Management Commission Revenue:
NATL/FGIC	5.000%	11/1/24	275,000	283,418
NATL/FGIC	5.000%	11/1/25	1,940,000	1,985,532
Port of Umatilla, OR, GO, Water Revenue, LOC- Bank of America N.A.	6.650%	8/1/22	125,000	125,787	(b)
Portland, OR, Sewer Systems Revenue	5.000%	6/15/33	3,500,000	3,501,925

Total Water & Sewer				8,912,467

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $91,912,630)				90,996,330

SHORT-TERM INVESTMENTS - 1.6%
General Obligation - 1.6%
Commonwealth of Puerto Rico, GO:
Public Improvement, AGM, LOC-Wells Fargo Bank N.A.	0.210%	7/1/32	600,000	600,000	(e)(f)
Public Improvement, AGM, SPA-Dexia Credit Local	0.290%	7/1/18	900,000	900,000	(e)(f)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,500,000)				1,500,000

TOTAL INVESTMENTS - 99.3% (Cost - $93,412,630#)				92,496,330
Other Assets in Excess of Liabilities - 0.7%				613,976

TOTAL NET ASSETS - 100.0%				$93,110,306

(a)	Maturity date shown represents the mandatory tender date.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
COP	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
GNMA	— Government National Mortgage Association
GO	— General Obligation
HFA	— Housing Finance Authority

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
Radian	— Radian Asset Assurance - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
XLCA	— XL Capital Assurance Inc. - Insured Bonds

Ratings Table*

S&P/Moody’s/Fitch**
AAA/Aaa	7.6%
AA/Aa	35.3
A	38.3
BBB/Baa	10.0
BB/Ba	1.4
CCC/Caa	0.5
A-1/VMIG1	1.6
NR	5.3

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See	pages 5 through 7 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-term security ratings (unaudited) (cont’d)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Oregon Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When reliable prices are not readily available, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$90,996,330	—	$90,996,330
Short-term investments†	—	1,500,000	—	1,500,000

Total investments	—	$92,496,330	—	$92,496,330

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures Contracts. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Notes to Schedule of Investments (unaudited) (continued)

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting Oregon.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,038,233
Gross unrealized depreciation	(2,954,533)

Net unrealized depreciation	$(916,300)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At January 31, 2011, the Fund did not have any derivative instruments outstanding.

During the period ended January 31, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$4,362,544

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 30, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	March 30, 2011